CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 34,655	$ 36,453
Accounts receivable, net	119,882	130,831
Inventories	92,580	119,458
Prepaid expenses and other current assets	39,942	50,074
Total current assets	287,059	336,816
Property and equipment, net	78,357	91,335
Operating lease right-of-use assets, net	52,846	61,499
Goodwill	133,652	133,795
Intangible assets, net	151,547	167,388
Other assets	3,793	7,752
Total assets	707,254	798,585
Current liabilities:
Line of credit	60,000	120,500
Current portion of long-term debt	22,512	22,072
Current portion of operating lease liabilities	17,102	17,486
Accounts payable	63,130	52,919
Accrued royalties	61,362	54,375
Accrued expenses and other current liabilities	81,688	85,420
Total current liabilities	305,794	352,772
Long-term debt	100,303	130,986
Operating lease liabilities	60,390	71,309
Other long-term liabilities	4,414	5,478
Commitments and contingencies (Note 14)
Stockholders' equity:
Additional paid-in-capital	343,472	326,180
Accumulated other comprehensive loss	(1,676)	(180)
Accumulated deficit	(108,782)	(94,064)
Total stockholders' equity attributable to Funko, Inc.	233,019	231,941
Non-controlling interests	3,334	6,099
Total stockholders' equity	236,353	238,040
Total liabilities and stockholders' equity	707,254	798,585
Class A Common Stock
Stockholders' equity:
Common stock, value	5	5
Class B Common Stock
Stockholders' equity:
Common stock, value	$ 0	$ 0